Financial investments - Summary of debt instruments measured at fair value through other comprehensive income (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Unrealized gross amount - Gains	S/ 288,923	S/ 185,383	S/ 112,215
Estimated fair value	17,921,275	18,153,492
Accrued interest	24,547,294	24,277,115
Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Amortized cost	18,275,685	16,292,604
Unrealized gross amount - Gains	335,077	1,731,704
Unrealized gross amount - Losses	(980,975)	(121,956)
Estimated fair value	17,629,787	17,902,352
Accrued interest	291,488	251,140
Debt instruments measured at fair value through other comprehensive income [member] | Corporate, leasing and subordinated bonds [member]
Disclosure of financial assets [line items]
Amortized cost	8,125,394	8,031,775
Unrealized gross amount - Gains	326,929	1,046,789
Unrealized gross amount - Losses	(300,143)	(121,797)
Estimated fair value	S/ 8,152,180	S/ 8,956,767
Debt instruments measured at fair value through other comprehensive income [member] | Corporate, leasing and subordinated bonds [member] | Bottom of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	0.31%	0.04%
Annual effective interest rates - Foreign	0.74%	0.44%
Debt instruments measured at fair value through other comprehensive income [member] | Corporate, leasing and subordinated bonds [member] | Top of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	12.48%	13.33%
Annual effective interest rates - Foreign	23.15%	10.73%
Debt instruments measured at fair value through other comprehensive income [member] | Sovereign Bonds of the Republic of Peru [member]
Disclosure of financial assets [line items]
Amortized cost	S/ 7,374,357	S/ 5,765,074
Unrealized gross amount - Gains	44	589,423
Unrealized gross amount - Losses	(655,048)	(154)
Estimated fair value	S/ 6,719,353	S/ 6,354,343
Annual effective interest rates - Foreign		0.00%
Debt instruments measured at fair value through other comprehensive income [member] | Sovereign Bonds of the Republic of Peru [member] | Bottom of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	3.03%	0.15%
Annual effective interest rates - Foreign	0.00%	0.00%
Debt instruments measured at fair value through other comprehensive income [member] | Sovereign Bonds of the Republic of Peru [member] | Top of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	6.91%	6.13%
Annual effective interest rates - Foreign	0.00%
Debt instruments measured at fair value through other comprehensive income [member] | Variable interest Certificates of Deposit issued by the Central Reserve Bank of Peru [member]
Disclosure of financial assets [line items]
Amortized cost	S/ 1,440,926
Unrealized gross amount - Gains	131
Unrealized gross amount - Losses	(113)
Estimated fair value	S/ 1,440,944
Debt instruments measured at fair value through other comprehensive income [member] | Variable interest Certificates of Deposit issued by the Central Reserve Bank of Peru [member] | Bottom of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	0.04%
Annual effective interest rates - Foreign	0.00%
Debt instruments measured at fair value through other comprehensive income [member] | Variable interest Certificates of Deposit issued by the Central Reserve Bank of Peru [member] | Top of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	0.04%
Annual effective interest rates - Foreign	0.00%
Debt instruments measured at fair value through other comprehensive income [member] | Negotiable certificates of deposit issued by the Central Reserve Bank of Peru BCRP [member]
Disclosure of financial assets [line items]
Amortized cost	S/ 179,815	S/ 1,279,644
Unrealized gross amount - Gains	0	4,087
Unrealized gross amount - Losses	(608)	(5)
Estimated fair value	S/ 179,207	S/ 1,283,726
Annual effective interest rates - Foreign		0.00%
Debt instruments measured at fair value through other comprehensive income [member] | Negotiable certificates of deposit issued by the Central Reserve Bank of Peru BCRP [member] | Bottom of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	0.31%	0.25%
Annual effective interest rates - Foreign	0.00%	0.00%
Debt instruments measured at fair value through other comprehensive income [member] | Negotiable certificates of deposit issued by the Central Reserve Bank of Peru BCRP [member] | Top of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	2.28%	2.28%
Annual effective interest rates - Foreign	0.00%
Debt instruments measured at fair value through other comprehensive income [member] | Bonds guaranteed by the peruvian government [member]
Disclosure of financial assets [line items]
Amortized cost	S/ 529,142	S/ 566,915
Unrealized gross amount - Gains	7,973	79,762
Unrealized gross amount - Losses	(12,710)	0
Estimated fair value	S/ 524,405	S/ 646,677
Debt instruments measured at fair value through other comprehensive income [member] | Bonds guaranteed by the peruvian government [member] | Bottom of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	3.35%	0.58%
Annual effective interest rates - Foreign	3.53%	2.64%
Debt instruments measured at fair value through other comprehensive income [member] | Bonds guaranteed by the peruvian government [member] | Top of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	5.51%	2.61%
Annual effective interest rates - Foreign	7.62%	4.24%
Debt instruments measured at fair value through other comprehensive income [member] | Global bonds of the republic of colombia [member]
Disclosure of financial assets [line items]
Amortized cost	S/ 88,180	S/ 157,405
Unrealized gross amount - Gains	0	2,454
Unrealized gross amount - Losses	(1,205)	0
Estimated fair value	S/ 86,975	S/ 159,859
Annual effective interest rates - Domestic		0.00%
Debt instruments measured at fair value through other comprehensive income [member] | Global bonds of the republic of colombia [member] | Bottom of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	0.00%	0.00%
Annual effective interest rates - Foreign	1.93%	0.25%
Debt instruments measured at fair value through other comprehensive income [member] | Global bonds of the republic of colombia [member] | Top of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	0.00%
Annual effective interest rates - Foreign	2.48%	1.38%
Debt instruments measured at fair value through other comprehensive income [member] | Global bonds of the republic of peru [member]
Disclosure of financial assets [line items]
Amortized cost	S/ 537,871	S/ 491,791
Unrealized gross amount - Gains	0	9,189
Unrealized gross amount - Losses	(11,148)	0
Estimated fair value	S/ 526,723	S/ 500,980
Annual effective interest rates - Domestic		0.00%
Debt instruments measured at fair value through other comprehensive income [member] | Global bonds of the republic of peru [member] | Bottom of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	0.00%	0.00%
Annual effective interest rates - Foreign	1.81%	1.04%
Debt instruments measured at fair value through other comprehensive income [member] | Global bonds of the republic of peru [member] | Top of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	0.00%
Annual effective interest rates - Foreign	2.83%	1.79%